SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 19,953,040		$ 20,388,753	$ 29,874,190
Property and equipment, net	58,112		76,470	183,386
Right of Use Lease Assets, net	66,466		119,056	227,603
Total assets	20,077,618		20,584,279	37,995,641
Total current liabilities	7,549,029		7,635,153	8,346,217
Total non-current liabilities	3,815,182		3,933,219	9,593,209
Revenue	86,159	$ 10,683,243	10,977,429	10,978,571	$ 12,258,451
Cost of revenue	42,089	8,228,377	8,394,364	9,803,883	9,418,606
Operating expenses	772,563	2,413,654	4,099,851	4,914,058	3,941,542
Net loss	(345,611)	(278,626)	(16,312,705)	(11,219,851)	(1,117,586)
Net cash provided by (used in) operating activities	(12,853,862)	(333,642)	(7,422,839)	(5,522,340)	(8,691,506)
Net cash used in investing activities		(6,762,905)	(5,539)	(25,916)	26,418,803
Net cash (used in) provided by financing activities	27,665	277,229	276,794	2,877,500	1,113,279
Effect of changes of foreign exchange rate on cash	(141,762)	(1,113,719)	(503,137)	(246,808)	765,792
Net decrease in cash and cash equivalents	(12,967,959)	(7,933,037)	(7,654,721)	(2,917,564)	19,606,368
Previously Reported [Member]
Current assets			20,388,753
Property and equipment, net			76,470
Right of Use Lease Assets, net			119,056
Total assets			20,584,279
Total current liabilities			7,511,208
Total non-current liabilities			4,057,164
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	750,242		485,789	702,484
Property and equipment, net	52,886		71,121	180,072
Right of Use Lease Assets, net	66,466		119,056	227,603
Other non-current assets			115,186	115,186
Total assets	869,594		675,966	1,225,345
Total current liabilities	7,175,097		6,960,419	6,127,461
Total non-current liabilities	230,426		262,384	362,885
Revenue	86,159	1,906,966	2,457,246	1,738,752	12,258,451
Cost of revenue	42,089	563,818	747,206	1,309,778	9,418,606
Operating expenses	402,932	1,803,372	2,988,017	2,667,254	3,923,748
Net loss	(358,349)	(370,088)	(1,435,993)	(2,695,110)	(1,099,792)
Net cash provided by (used in) operating activities	(231,248)	(374,667)	(199,661)	238,434	(8,500,703)
Net cash used in investing activities		(5,496)	(1,745)		(81,197)
Net cash (used in) provided by financing activities	27,665	277,229	111,051	(856,123)	1,826,612
Effect of changes of foreign exchange rate on cash	270,340	68,612	(2,711)	292,532	155,891
Net decrease in cash and cash equivalents	$ 66,757	$ (34,323)	(93,066)	$ (325,157)	$ (6,599,397)
Variable Interest Entity, Primary Beneficiary [Member] | Previously Reported [Member]
Current assets			485,789
Property and equipment, net			71,121
Right of Use Lease Assets, net			119,056
Other non-current assets
Total assets			675,966
Total current liabilities			6,836,474
Total non-current liabilities			$ 386,329